Borrowing and onlending (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about borrowings [line items]
Borrowing and onlending	R$ 107,412	R$ 36,448
Other borrowings		78
Tesouro Funcafe
Disclosure of detailed information about borrowings [line items]
Interest rate	8.00%
Borrowing and onlending	R$ 81,838	6,000
Caixa Economica Federal
Disclosure of detailed information about borrowings [line items]
Borrowing and onlending	R$ 20,292	22,231
Caixa Economica Federal | Minimum
Disclosure of detailed information about borrowings [line items]
Interest rate	4.50%
Caixa Economica Federal | Maximum
Disclosure of detailed information about borrowings [line items]
Interest rate	6.00%
BNDES
Disclosure of detailed information about borrowings [line items]
Interest rate	6.87%
Borrowing and onlending	R$ 5,282	R$ 8,139